Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Receivables [Abstract]
Trade receivables	$ 2,015,291	$ 1,791,046
Allowance for doubtful accounts	(1,056,393)	(1,090,066)
Taxes receivable	615,730	843,447
Total	$ 1,574,628	$ 1,544,427